Segment Information by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Premiums	$ 45,959	$ 38,829	$ 37,009
Services	2,164	2,109	1,726
Total revenues-external customers	48,123	40,938	38,735
Total revenues	48,500	41,313	39,126
Investment income	377	375	391
Benefits	38,166	32,564	30,985
Operating costs	7,639	6,355	5,830
Depreciation and amortization	333	333	295
Total operating expenses	46,138	39,252	37,110
Income from operations	2,362	2,061	2,016
Interest expense	192	140	105
Income before income taxes	2,170	1,921	1,911
Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	25,782	22,481	20,788
Group Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	5,490	4,710	4,064
Medicare Stand Alone Prescription Drug Plan
Segment Reporting Information [Line Items]
Premiums	3,404	3,033	2,861
Medicare
Segment Reporting Information [Line Items]
Premiums	34,676	30,224	27,713
Fully-Insured
Segment Reporting Information [Line Items]
Premiums	8,604	6,277	6,000
Specialty
Segment Reporting Information [Line Items]
Premiums	1,354	1,305	1,241
Military Services
Segment Reporting Information [Line Items]
Premiums	19	25	1,017
Medicaid And Other
Segment Reporting Information [Line Items]
Premiums	1,306	998	1,038
Provider
Segment Reporting Information [Line Items]
Services	1,277	1,312	1,050
Aso And Other
Segment Reporting Information [Line Items]
Services	788	738	660
Pharmacy
Segment Reporting Information [Line Items]
Services	99	59	16
Intersegment revenues
Segment Reporting Information [Line Items]
Total revenues	(18,925)	(14,744)	(12,120)
Intersegment revenues | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	2
Intersegment revenues | Group
Segment Reporting Information [Line Items]
Total revenues	78	51	31
Intersegment revenues | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	18,847	14,693	12,087
Intersegment revenues | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Services
Segment Reporting Information [Line Items]
Total revenues	(15,176)	(11,941)	(9,778)
Intersegment revenues | Services | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	2
Intersegment revenues | Services | Group
Segment Reporting Information [Line Items]
Total revenues	78	51	31
Intersegment revenues | Services | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	15,098	11,890	9,745
Intersegment revenues | Services | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products
Segment Reporting Information [Line Items]
Total revenues	(3,749)	(2,803)	(2,342)
Intersegment revenues | Products | Retail
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Group
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Intersegment revenues | Products | Healthcare Services
Segment Reporting Information [Line Items]
Total revenues	3,749	2,803	2,342
Intersegment revenues | Products | Other Businesses
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Operating Segments | Retail
Segment Reporting Information [Line Items]
Premiums	39,452	31,922	29,073
Services	39	18	36
Total revenues-external customers	39,491	31,940	29,109
Total revenues	39,588	32,032	29,207
Investment income	97	92	96
Benefits	33,508	27,164	24,751
Operating costs	4,576	3,232	2,997
Depreciation and amortization	165	146	142
Total operating expenses	38,249	30,542	27,890
Income from operations	1,339	1,490	1,317
Interest expense	0	0	0
Income before income taxes	1,339	1,490	1,317
Operating Segments | Group
Segment Reporting Information [Line Items]
Premiums	6,456	6,237	7,083
Services	763	735	631
Total revenues-external customers	7,219	6,972	7,714
Total revenues	7,320	7,047	7,770
Investment income	23	24	25
Benefits	5,130	4,847	5,676
Operating costs	1,936	1,860	1,837
Depreciation and amortization	103	100	86
Total operating expenses	7,169	6,807	7,599
Income from operations	151	240	171
Interest expense	0	0	0
Income before income taxes	151	240	171
Operating Segments | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Services	1,353	1,350	1,053
Total revenues-external customers	1,353	1,350	1,053
Total revenues	20,200	16,043	13,140
Investment income	0	0	0
Benefits	0	0	0
Operating costs	19,307	15,372	12,628
Depreciation and amortization	155	151	89
Total operating expenses	19,462	15,523	12,717
Income from operations	738	520	423
Interest expense	0	0	0
Income before income taxes	738	520	423
Operating Segments | Other Businesses
Segment Reporting Information [Line Items]
Premiums	51	670	853
Services	9	6	6
Total revenues-external customers	60	676	859
Total revenues	120	735	917
Investment income	60	59	58
Benefits	102	962	894
Operating costs	17	56	46
Depreciation and amortization	0	6	5
Total operating expenses	119	1,024	945
Income from operations	1	(289)	(28)
Interest expense	0	0	0
Income before income taxes	1	(289)	(28)
Operating Segments | Medicare Advantage | Retail
Segment Reporting Information [Line Items]
Premiums	25,782	22,481	20,788
Operating Segments | Medicare Advantage | Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Advantage | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Advantage | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Retail
Segment Reporting Information [Line Items]
Premiums	5,490	4,710	4,064
Operating Segments | Group Medicare Advantage | Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Group Medicare Advantage | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Retail
Segment Reporting Information [Line Items]
Premiums	3,404	3,033	2,861
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare Stand Alone Prescription Drug Plan | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare | Retail
Segment Reporting Information [Line Items]
Premiums	34,676	30,224	27,713
Operating Segments | Medicare | Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicare | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-Insured | Retail
Segment Reporting Information [Line Items]
Premiums	3,265	1,160	1,004
Operating Segments | Fully-Insured | Group
Segment Reporting Information [Line Items]
Premiums	5,339	5,117	4,996
Operating Segments | Fully-Insured | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Fully-Insured | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Retail
Segment Reporting Information [Line Items]
Premiums	256	210	171
Operating Segments | Specialty | Group
Segment Reporting Information [Line Items]
Premiums	1,098	1,095	1,070
Operating Segments | Specialty | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Specialty | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Retail
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Group
Segment Reporting Information [Line Items]
Premiums	19	25	1,017
Operating Segments | Military Services | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Military Services | Other Businesses
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid And Other | Retail
Segment Reporting Information [Line Items]
Premiums	1,255	328	185
Operating Segments | Medicaid And Other | Group
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid And Other | Healthcare Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Operating Segments | Medicaid And Other | Other Businesses
Segment Reporting Information [Line Items]
Premiums	51	670	853
Operating Segments | Provider | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Provider | Group
Segment Reporting Information [Line Items]
Services	23	21	13
Operating Segments | Provider | Healthcare Services
Segment Reporting Information [Line Items]
Services	1,254	1,291	1,037
Operating Segments | Provider | Other Businesses
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Aso And Other | Retail
Segment Reporting Information [Line Items]
Services	39	18	36
Operating Segments | Aso And Other | Group
Segment Reporting Information [Line Items]
Services	740	714	618
Operating Segments | Aso And Other | Healthcare Services
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Aso And Other | Other Businesses
Segment Reporting Information [Line Items]
Services	9	6	6
Operating Segments | Pharmacy | Retail
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Group
Segment Reporting Information [Line Items]
Services	0	0	0
Operating Segments | Pharmacy | Healthcare Services
Segment Reporting Information [Line Items]
Services	99	59	16
Operating Segments | Pharmacy | Other Businesses
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate
Segment Reporting Information [Line Items]
Premiums	0	0	0
Services	0	0	0
Total revenues-external customers	0	0	0
Total revenues	(18,728)	(14,544)	(11,908)
Investment income	197	200	212
Benefits	(574)	(409)	(336)
Operating costs	(18,197)	(14,165)	(11,678)
Depreciation and amortization	(90)	(70)	(27)
Total operating expenses	(18,861)	(14,644)	(12,041)
Income from operations	133	100	133
Interest expense	192	140	105
Income before income taxes	(59)	(40)	28
Eliminations/Corporate | Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Group Medicare Advantage
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicare Stand Alone Prescription Drug Plan
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicare
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Fully-Insured
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Specialty
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Military Services
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Medicaid And Other
Segment Reporting Information [Line Items]
Premiums	0	0	0
Eliminations/Corporate | Provider
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate | Aso And Other
Segment Reporting Information [Line Items]
Services	0	0	0
Eliminations/Corporate | Pharmacy
Segment Reporting Information [Line Items]
Services	$ 0	$ 0	$ 0